Cash Flow (Tables)	12 Months Ended
Dec. 31, 2012
Crude Carrier Corp Net Assets Not Included In Cash Flow
Cash Flow Information [Line Items]
Schedule Of Cash Flow Supplemental Disclosures (Table Text Block)

Crude's Net Assets	As of September 30, 2011
Trade receivables	$8,321
Prepayments and other assets	629
Inventories	9,503
Vessels	351,750

Total assets	370,203

Trade accounts payable	$12,497
Due to related parties	10,457
Accrued liabilities	1,525
Long term debt	134,580

Total liabilities	159,059

Total Net Assets	211,144

Vessel Owning Entities Acquired By Cmtc Net Liabilities Not Included In Cash Flow
Cash Flow Information [Line Items]
Schedule Of Cash Flow Supplemental Disclosures (Table Text Block)

As of December 31, 2010
Trade receivables	1,629
Due from related parties	13,357
Prepayments and other assets	76
Inventories	146
Deferred charges	65
Total assets	15,273
Trade accounts payable	401
Accrued liabilities	332
Borrowings	46,384
Total liabilities	47,117
Net liabilities assumed by CMTC upon contribution to the Partnership	31,844